EQUITY (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Equity [Abstract]
Shares for services
	December 31, 2018
		Weighted
		Average
		Exercise
	Shares	Price
Outstanding at beginning of period	595,000,000	$0.029
Issued	307,825,146	0.025
Exercised	-	-
Forfeited	-	-
Expired	-	-
Outstanding at end of period	902,825,146	$0.029
Exerciseable at end of period	902,825,146

Warrants

A summary of the warrants issued as of June 30, 2019 is as follows:

	June 30, 2019
		Weighted
		Average
		Exercise
	Shares	Price
Outstanding at beginning of period	902,825,146	$0.029
Issued	-	-
Exercised	-	-
Forfeited	(540,000,000)	(0.033)
Expired	-	-
Outstanding at end of period	362,825,146	$0.023
Exercisable at end of period	362,825,146

A summary of the status of the warrants outstanding as of June 30, 2019 is presented below:

June 30, 2019
	Weighted	Weighted		Weighted
	Average	Average		Average
Number of	Remaining	Exercise	Shares	Exercise
Warrants	Life	Price	Exercisable	Price
-	-	$-	-	$-
55,000,000	7.16	0.010	55,000,000	0.010
48,000,000	5.25	0.012	16,000,000	0.012
48,687,862	3.58	0.050	48,687,862	0.050
211,137,284	2.32	0.021	211,137,284	0.021
362,825,146	3.30	$0.023	330,825,146	$0.023

The warrants were valued using the following assumptions:

0%
1-5 Years
70-200%
0.78-2.6%

December 31, 2018
	Weighted	Weighted		Weighted
	Average	Average		Average
Number of	Remaining	Exercise	Shares	Exercise
Warrants	Life	Price	Exerciseable	Price
540,000,000	0.33	$0.033	540,000,000	$0.033
55,000,000	7.67	0.010	55,000,000	0.010
48,000,000	5.75	0.012	16,000,000	0.012
48,687,862	4.08	0.050	48,687,862	0.050
211,137,284	2.92	0.021	211,137,284	0.021
902,825,146	1.44	$0.029	870,825,146	0.029

Warrant valuation assumptions
Assumptions
Dividend yield	0%
Expected life	5 Years
Expected volatility	200%
Risk free interest rate	0.78%